Cover	Jan. 12, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of New Horizon Aircraft Ltd., a British Columbia company (the “Company”), filed on January 12, 2024 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report). This Amendment No. 1 is being filed solely for the purpose of amending the historical financial statements provided under Item 9.01(a) in the Original Report to include (i) the unaudited condensed interim financial statements of Robinson Aircraft, Ltd. d/b/a Horizon Aircraft, a British Columbia company (“Legacy Horizon”), as of November 30, 2023 and for the six months ended November 30, 2023 and 2022, (ii) the related Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy Horizon as of November 30, 2023 and for the six months ended November 30, 2023 and 2022, and (iii) the unaudited pro forma financial statements as of November 30, 2023. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Form 8-K/A. Capitalized terms used but not defined herein have the meanings assigned to them in the Original Report.
Document Period End Date	Jan. 12, 2024
Entity File Number	001-41607
Entity Registrant Name	NEW HORIZON AIRCRAFT LTD.
Entity Central Index Key	0001930021
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	3187 Highway 35
Entity Address, City or Town	Lindsay
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	K9V 4R1
City Area Code	613
Local Phone Number	866-1935
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Ordinary Share, no par value
Title of 12(b) Security	Class A Ordinary Share, no par value
Trading Symbol	HOVR
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	HOVRW
Security Exchange Name	NASDAQ